Schedule of Warrant Outstanding (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants outstanding, beginning balance	350,000	78,750
Weighted average exercise price per share, beginning balance	$ 1.29	$ 0.50
Warrants outstanding, Granted		350,000
Weighted average exercise price per share, Granted		$ 1.29
Warrants outstanding, Exercised
Weighted average exercise price per share, Exercised
Warrants outstanding, Forfeited
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price
Warrants outstanding, Expired		(78,750)
Weighted average exercise price per share, Expired		$ 0.50
Warrants outstanding, ending balance	350,000	350,000
Weighted average exercise price per share, ending balance	$ 1.29	$ 1.29